Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements (the “financial statements”) are presented in conformity with US GAAP and pursuant to the rules and regulations of the SEC.

During the periods prior to the Closing date of the Merger, the Company operated as part of G3. Consequently, stand-alone financial statements have not historically been prepared for the Company. The accompanying financial statements have been prepared from G3’s historical accounting records and are presented on a stand-alone basis as if the Company’s operations had been conducted independently from G3. Therefore, the financial statements included herein may not be indicative of the financial position, results of operations, and cash flows of the Company in the future or if the Company had been a separate, stand-alone entity during the periods presented.

The Company’s financial statements have been prepared under the assumption that the Company will continue as a going concern, which contemplates the realization of assets and discharge of liabilities in the normal course of business or the foreseeable future.

The financial statements include the Company entities. All intercompany transactions have been eliminated for consolidation purposes.

Basis of Presentation and Principles of Consolidation

The accompanying audited consolidated and combined financial statements (the “financial statements”) are presented in conformity with US GAAP and pursuant to the rules and regulations of the SEC.

During the periods prior to the Closing date of the Merger, the Company operated as part of G3. Consequently, stand-alone financial statements have not historically been prepared for the Company. The accompanying financial statements have been prepared from G3’s historical accounting records and are presented on a stand-alone basis as if the Company’s operations had been conducted independently from G3. Therefore, the financial statements included herein may not be indicative of the financial position, results of operations, and cash flows of the Company in the future or if the Company had been a separate, stand-alone entity during the periods presented.

The Company’s financial statements have been prepared under the assumption that the Company will continue as a going concern, which contemplates the realization of assets and discharge of liabilities in the normal course of business for the foreseeable future.

The financial statements include the Company entities. All intercompany transactions have been eliminated for consolidation purposes.

Emerging Growth Company

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the balance sheet which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the balance sheet which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Segment Reporting

Segment Reporting

The Company has determined that the Chief Executive Officer is its Chief Operating Decision Maker (the “CODM”). Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the CODM in deciding how to allocate resources to an individual segment and in assessing performance. The Company has determined that it operates in one operating segment and one reportable segment, as the CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance.

The CODM uses consolidated net (loss) as the measure of segment profit or loss. Expense information is also reviewed only at the consolidated level, as presented in the Company’s consolidated statement of operations. Research and development expense has been identified as a significant segment expense, with all other expense lines being considered part of ‘Other segment items.’ Additionally, the CODM evaluates assets on a consolidated basis. As such, the Company reports segment profit or loss, segment expenses, and segment assets on a condensed consolidated basis.

Segment Reporting

The Company has determined that the Chief Executive Officer is its Chief Operating Decision Maker (the “CODM”). Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the CODM in deciding how to allocate resources to an individual segment and in assessing performance. The Company has determined that it operates in one operating segment and one reportable segment, as the CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance.

The CODM uses consolidated net (loss) as the measure of segment profit or loss. Expense information is also reviewed only at the consolidated level, as presented in the Company’s consolidated statement of operations. Research and development expense has been identified as a significant segment expense, with all other expense lines being considered part of ‘Other segment items.’ Additionally, the CODM evaluates assets on a consolidated basis. As such, the Company reports segment profit or loss, segment expenses, and segment assets on a consolidated and combined basis.

Cash and cash equivalents

Cash and cash equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of March 31, 2026 and December 31, 2025.

Cash and cash equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2025 and 2024.

Accounts Receivable, net of Allowance for Credit Losses

Accounts Receivable, net of Allowance for Credit Losses

Accounts receivables are stated at the amount the Company expects to collect. The Company recognizes an allowance for credit losses to ensure accounts receivables are not overstated due to un-collectability. Bad debt reserves are maintained as warranted for various customers based on a variety of factors, including the length of time the receivables are past due, significant one-time events and historical experience. An additional reserve for individual accounts is recorded when the Company becomes aware of a customer’s inability to meet its financial obligation, such as in the case of bankruptcy filings, or deterioration in such customer’s operating results or financial position. If circumstances related to a customer change, estimates of the recoverability of receivables would be further adjusted. As of March 31, 2026 and December 31, 2025, the Company determined that no allowance was required.

Accounts Receivable, net of Allowance for Credit Losses

Accounts receivables are stated at the amount the Company expects to collect. The Company recognizes an allowance for credit losses to ensure accounts receivables are not overstated due to un-collectability. Reserves are maintained as warranted for various customers based on a variety of factors, including the length of time the receivables are past due, significant one-time events and historical experience. An additional reserve for individual accounts is recorded when the Company becomes aware of a customer’s inability to meet its financial obligation, such as in the case of bankruptcy filings, or deterioration in such customer’s operating results or financial position. If circumstances related to a customer change, estimates of the recoverability of receivables would be further adjusted. As of December 31, 2025 and 2024, the Company determined that no allowance was required.

Other Receivable

Other Receivable

During the first quarter of 2024, the Company advanced $302,500 to G3 for transaction costs incurred during the Merger. As of March 31, 2026 and December 31, 2025, the outstanding balance of other receivables amounted to $302,500.

Other Receivable

During the first quarter of 2024, the Company advanced $302,500 to G3 for transaction costs incurred during the Merger. As of December 31, 2025 and 2024, the outstanding balance of other receivables amounted to $302,500.

Inventory

Inventory

Inventories are stated at the lower of first-in, first-out cost or net realizable value. The Company writes-down its inventory for estimated obsolescence or unmarketable inventory equal to the difference between the cost of inventory and the estimated market value based upon assumptions about future demand and market conditions. The Company writes off obsolete inventories when the Company deems the value to be impaired. As of March 31, 2026 and December 31, 2025, the Company determined that no write off was required.

Inventory

Inventories are stated at the lower of first-in, first-out cost or net realizable value. The Company writes-down its inventory for estimated obsolescence or unmarketable inventory equal to the difference between the cost of inventory and the estimated market value based upon assumptions about future demand and market conditions. The Company writes off obsolete inventories when the Company deems the value to be impaired. As of December 31, 2025 and 2024, the Company determined that no write off was required.

Property and Equipment, net

Property and Equipment, net

Property and equipment are recorded at cost less accumulated depreciation. Expenditures for maintenance and repairs, which do not extend the economic useful life of the related assets, are charged to operations as incurred, and expenditures, which extend the economic life, are capitalized. When assets are retired, or otherwise disposed of, the costs and related accumulated depreciation or amortization are removed from the accounts and any gain or loss on disposal is recognized. The Company reviews long-lived assets, including property and equipment and definite-lived intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying value of the assets may not be recoverable. Indicators of impairment may include significant underperformance relative to historical or projected future operating results, changes in the manner or duration of use of the asset, adverse changes in business climate, or plans for disposal or restructuring.

When an impairment indicator is identified, the Company performs a recoverability test by comparing the carrying amount of the asset group to the estimated undiscounted future cash flows expected to be generated by the assets. If the carrying amount exceeds the undiscounted cash flows, an impairment loss is recognized equal to the amount by which the carrying value exceeds the fair value of the asset group. The impairment loss is included in operating results in the period it is determined.

Based on its assessments, the Company did not incur any impairment charges for the three months ended March 31, 2026 and 2025.

The Company depreciates its property and equipment for financial reporting purposes using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Building	40 years
Building improvements	15 years
Land improvements	15 years
Machinery & equipment	5 years

Property and equipment consisted of the following as of March 31, 2026 and December 31, 2025:

	March 31, 2026	December 31, 2025
Land improvements	$60,137	$60,137
Buildings	1,302,401	1,302,401
Building improvements	2,275,583	2,275,583
Machinery and equipment	2,204,815	2,204,815
Total property and equipment	5,842,936	5,842,936
Less: accumulated depreciation	(3,868,469)	(3,820,893)
Property and equipment, net	$1,974,467	$2,022,043

Depreciation expense of property and equipment was $47,576 for each of the three months ended March 31, 2026 and 2025.

Property and Equipment, net

Property and equipment are recorded at cost less accumulated depreciation. Expenditures for maintenance and repairs, which do not extend the economic useful life of the related assets, are charged to operations as incurred, and expenditures, which extend the economic life, are capitalized. When assets are retired, or otherwise disposed of, the costs and related accumulated depreciation or amortization are removed from the accounts and any gain or loss on disposal is recognized. The Company reviews long-lived assets, including property and equipment and definite-lived intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying value of the assets may not be recoverable. Indicators of impairment may include significant underperformance relative to historical or projected future operating results, changes in the manner or duration of use of the asset, adverse changes in business climate, or plans for disposal or restructuring.

When an impairment indicator is identified, the Company performs a recoverability test by comparing the carrying amount of the asset group to the estimated undiscounted future cash flows expected to be generated by the assets. If the carrying amount exceeds the undiscounted cash flows, an impairment loss is recognized equal to the amount by which the carrying value exceeds the fair value of the asset group. The impairment loss is included in operating results in the period it is determined.

Based on its assessments, the Company did not incur any impairment charges for the year ended December 31, 2025 and 2024.

The Company depreciates its property and equipment for financial reporting purposes using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Building	40 years
Building improvements	15 years
Land improvements	15 years
Machinery & equipment	5 years

Property and equipment consisted of the following as of December 31, 2025 and 2024:

	2025	2024
Land improvements	$60,137	$60,137
Buildings	1,302,401	1,302,401
Building improvements	2,275,583	2,275,583
Machinery and equipment	2,204,815	2,087,003
Total property and equipment	5,842,936	5,725,124
Less: accumulated depreciation	(3,820,893)	(3,630,588)
Property and equipment, net	$2,022,043	$2,094,536

Depreciation expense of property and equipment was $190,305 and $224,616 for the year ended December 31, 2025 and 2024, respectively.

Patents

Patents

The Company capitalizes external costs, such as filing fees and associated attorney fees, incurred to obtain issued patents. The Company’s intangible assets consist of capitalized costs for unissued patents and issued patents. Issued patents are carried at cost less accumulated amortization. Successful patent efforts are amortized over the life of the patent, and unsuccessful efforts are expensed. The issued patents are being amortized over a useful life of 20 years. Amortization of the patent costs commences upon patent issuance.

Net unissued and issued patents were $1,159,540 and $836,234 as of March 31, 2026, respectively; and $1,155,196 and $836,427 as of December 31, 2025, respectively. The Company assesses the carrying value of its intangible assets for impairment each year and when indicators exist that there could be an impairment. Based on its assessments, the Company did not incur any impairment charges for the three months ended March 31, 2026 and 2025, respectively. Intangible assets consisted of the following as of March 31, 2026 and December 31, 2025:

	March 31, 2026	December 31, 2025
Issued patents
Gross carrying amount	$1,605,525	$1,585,894
Less: accumulated amortization	(769,291)	(749,467)
Issued patents, net	836,234	836,427
Patents pending (not amortized)	1,159,540	1,155,196
Total intangible assets, net	$1,995,774	$1,991,623

Amortization expense for the patents included in the condensed consolidated statements of operations was $19,824 and $22,366 for the three months ended March 31, 2026 and 2025, respectively. Future amortization expense for the patents over the next five years is anticipated to be approximately $105,000 per year.

Patents

The Company capitalizes external costs, such as filing fees and associated attorney fees, incurred to obtain issued patents. The Company’s intangible assets consist of capitalized costs for unissued patents and issued patents. Issued patents are carried at cost less accumulated amortization. Successful patent efforts are amortized over the life of the patent, and unsuccessful efforts are expensed. The issued patents are being amortized over a useful life of 20 years. Amortization of the patent costs commences upon patent issuance.

Net unissued and issued patents were $1,155,195 and $836,428 as of December 31, 2025, respectively; and $1,110,815 and $862,014 as of December 31, 2024, respectively. The Company assesses the carrying value of its intangible assets for impairment each year and when indicators exist that there could be an impairment. Based on its assessments, the Company did not incur any impairment charges for the year ended December 31, 2025 and 2024. Intangible assets consisted of the following as of December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Issued patents
Gross carrying amount	$1,585,894	$1,507,352
Less: accumulated amortization	(749,467)	(645,337)
Issued patents, net	836,427	862,015
Patents pending (not amortized)	1,155,196	1,110,815
Total intangible assets, net	$1,991,623	$1,972,830

Amortization expense for the patents included in the consolidated and combined statements of operations was $104,137 and $125,893 for the years ended December 31, 2025 and 2024. Future amortization expense for the patents over the next five years is anticipated to be approximately $105,000 per year.

Leases

Leases

The Company determines whether an arrangement is a lease at inception. For leases where the Company is the lessee, right-of-use assets are recognized as the lease liability, adjusted for lease incentives received and prepayments made. Lease liabilities are recognized based on the present value of remaining lease payments over the lease term. When the Company’s leases do not provide an implicit rate, the Company uses an estimated incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments. Operating lease expense is recognized on a straight-line basis over the lease term. Leases with an initial lease term of 12 months or less are not recorded on the condensed consolidated balance sheet.

The Company has elected the short-term lease practical expedient under ASC 842, applying it consistently to all leases with an initial term of 12 months or less, which are excluded from the condensed consolidated balance sheet. Lease expense for these leases is recognized on a straight-line basis over the lease term. The Company had no right-of-use assets or lease liabilities recorded on its condensed consolidated balance sheets as of March 31, 2026 and December 31 2025, respectively.

Leases

The Company determines whether an arrangement is a lease at inception. For leases where the Company is the lessee, right-of-use assets are recognized as the lease liability, adjusted for lease incentives received and prepayments made. Lease liabilities are recognized based on the present value of remaining lease payments over the lease term. When the Company’s leases do not provide an implicit rate, the Company uses an estimated incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments. Operating lease expense is recognized on a straight-line basis over the lease term. Leases with an initial lease term of 12 months or less are not recorded on the consolidated and combined balance sheet.

The Company has elected the short-term lease practical expedient under ASC 842, applying it consistently to all leases with an initial term of 12 months or less, which are excluded from the consolidated and combined balance sheet. Lease expense for these leases is recognized on a straight-line basis over the lease term. The Company had no right-of-use assets or lease liabilities recorded on its consolidated and combined balance sheets as of December 31, 2025, and 2024.

Foreign Operations

Foreign Operations

The functional currency of Solidion’s Taiwan subsidiary is the New Taiwan Dollar. In accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 830, Foreign Currency Matters, the financial statements of the Company’s Taiwan subsidiary are translated to U.S. dollars using the exchange rates at the balance sheet dates for assets and liabilities, the historical exchange rate for stockholders’ equity accounts and a weighted average exchange rate for revenue, expenses and gains or losses. Foreign currency translation adjustments are accumulated in a separate component of stockholders’ deficit until the foreign business is sold or substantially liquidated. Foreign currency translation adjustments for the periods presented in these financial statements were not material.

During prior reporting periods, the Company’s research and development facility in Taiwan, operating as an extension of the Dayton, Ohio R&D team and focused on silicon anode technology advancement. During the three months ended March 31, 2025, the Company ceased research and development operations at its Taiwan location. The results of operations for this location were immaterial to the Company’s condensed consolidated financial statements for all periods presented. No material exit or disposal costs were incurred in connection with the shutdown.

Foreign Operations

The functional currency of Solidion’s Taiwan subsidiary is the New Taiwan Dollar. In accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 830, Foreign Currency Matters, the financial statements of the Company’s Taiwan subsidiary are translated to U.S. dollars using the exchange rates at the balance sheet dates for assets and liabilities, the historical exchange rate for stockholders’ equity accounts and a weighted average exchange rate for revenue, expenses and gains or losses. Foreign currency translation adjustments are accumulated in a separate component of stockholders’ deficit until the foreign business is sold or substantially liquidated. Foreign currency translation adjustments for the periods presented in these financial statements were not material.

During prior reporting periods, the Company’s research and development facility in Taiwan, operating as an extension of the Dayton, Ohio R&D team and focused on silicon anode technology advancement.

During the three months ended March 31, 2025, the Company ceased research and development operations at its Taiwan location. The results of operations for this location were immaterial to the Company’s consolidated and combined financial statements for all periods presented. No material exit or disposal costs were incurred in connection with the shutdown.

Revenue Recognition

Revenue Recognition

Revenue is recognized when a performance obligation has been satisfied by transferring control of promised products or services to customers in an amount that reflects the consideration the Company expects to receive in exchange for those products. Revenues are recognized at a point in time when control transfers to customers, which is generally determined when title, ownership and risk of loss pass to the customer.

Revenue Recognition

Revenue is recognized when a performance obligation has been satisfied by transferring control of promised products or services to customers in an amount that reflects the consideration the Company expects to receive in exchange for those products. Revenues are recognized at a point in time when control transfers to customers, which is generally determined when title, ownership and risk of loss pass to the customer.

Research and Development

Research and Development

All research and development costs are expensed as incurred. Research and development expenses consist primarily of personnel expenses, including salaries, benefits, third party technology validation testing, equipment, engineering, maintenance of facilities, data analysis, and materials.

Research and Development

All research and development costs are expensed as incurred. Research and development expenses consist primarily of personnel expenses, including salaries, benefits, third party technology validation testing, equipment, engineering, maintenance of facilities, data analysis, and materials.

Selling, General and Administrative Expenses

Selling, General and Administrative Expenses

Selling, general and administrative expenses represent costs incurred by the Company in managing the business, including salary, benefits, stock-based compensation, sales, insurance, professional fees and other operating costs associated with the Company’s non-research and development activities.

Selling, General and Administrative Expenses

Selling, general and administrative expenses represent costs incurred by the Company in managing the business, including salary, benefits, stock-based compensation, sales, insurance, professional fees and other operating costs associated with the Company’s non-research and development activities.

Stock-Based Compensation

Stock-Based Compensation

The Company has an incentive equity plan, (“2023 Equity Incentive Plan”). Under the terms of the plan, Solidion’s employees, consultants and directors, and employees and consultants of its affiliates, may be eligible to receive awards in the form of incentive stock options (“ISOs”) to employees and for the grant of non-statutory stock options (“NSOs”), stock appreciation rights, restricted stock awards, restricted stock unit awards, performance awards and other forms of stock awards to employees, directors and consultants.

The number of shares of common stock initially reserved for issuance under the incentive plan is 190,000. Shares subject to stock awards granted under the incentive plan that expire or terminate without being exercised in full, or that are paid out in cash rather than in shares, will not reduce the number of shares available for issuance under the incentive plan. The incentive plan also includes an evergreen provision that provides for an automatic annual increase to the number of shares of common stock available for issuance under the incentive plan on the first day of each fiscal year beginning with the 2024 fiscal year, equal to the least of (i) 190,000 shares of common stock, (ii) 5% of the total number of shares of common stock outstanding as of the last day of our immediately preceding fiscal year, or (iii) such lesser amount determined by the plan administrator.

On February 12, 2026, the Company filed a Registration Statement on Form S-8 with the Securities and Exchange Commission registering 1,084,908 shares of common stock issuable under the 2023 Equity Incentive Plan, which became effective upon filing. As of March 31, 2026, 38,000 shares have been granted under the Plan, of which 6,667 shares were cancelled and returned to the plan during the three months ended March 31, 2026, and 483,575 shares remain available for future issuance.

The Company measures stock options and restricted stock unit awards granted to employees, non-employees, and directors based on the fair value on the date of the grant and recognizes compensation expense of those awards, over the requisite service period, which is generally the vesting period of the respective award. Options granted under the 2023 Equity Incentive Plan vest at the rate specified in the stock option agreement as determined by the plan administrator. The plan administrator determines the term of stock options granted under the incentive plan, up to a maximum of ten years. Forfeitures are accounted for as they occur.

The Company accounts for stock-based compensation in accordance with ASC 718, Compensation-Stock Compensation. Stock-based compensation expense for restricted stock units is measured based on the grant-date fair value of the awards and recognized as expense over the requisite service period, which is generally the vesting period. The Company has elected to use the accelerated attribution method, under which each vesting tranche of an award is treated as a separate award and expensed over its respective vesting period. Compensation expense is recognized only for those awards expected to vest, with forfeitures estimated at the grant date and adjusted prospectively, if necessary.

The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option-pricing model. The Company lacks a sufficient history of company-specific historical and implied volatility information for its common stock. The Company therefore estimates its expected stock price volatility based on the historical volatility of publicly traded peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded stock price.

The expected term of all of the Company’s stock options has been determined utilizing the “simplified” method. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is based on the fact that the Company has never paid cash dividends on its common stock and does not expect to pay any cash dividends in the foreseeable future.

Stock-Based Compensation

The Company has an incentive equity plan, (“2023 Equity Incentive Plan”). Under the terms of the plan, Solidion’s employees, consultants and directors, and employees and consultants of its affiliates, may be eligible to receive awards in the form of incentive stock options (“ISOs”) to employees and for the grant of non-statutory stock options (“NSOs”), stock appreciation rights, restricted stock awards, restricted stock unit awards, performance awards and other forms of stock awards to employees, directors and consultants.

The number of shares of common stock initially reserved for issuance under the incentive plan is 190,000. Shares subject to stock awards granted under the incentive plan that expire or terminate without being exercised in full, or that are paid out in cash rather than in shares, will not reduce the number of shares available for issuance under the incentive plan. The incentive plan also includes an evergreen provision that provides for an automatic annual increase to the number of shares of common stock available for issuance under the incentive plan on the first day of each fiscal year beginning with the 2024 fiscal year, equal to the least of (i) 190,000 shares of common stock, (ii) 5% of the total number of shares of common stock outstanding as of the last day of our immediately preceding fiscal year, or (iii) such lesser amount determined by the plan administrator.

The Company measures stock options and restricted stock unit awards granted to employees, non-employees, and directors based on the fair value on the date of the grant and recognizes compensation expense of those awards, over the requisite service period, which is generally the vesting period of the respective award. Options granted under the 2023 Equity Incentive Plan vest at the rate specified in the stock option agreement as determined by the plan administrator. The plan administrator determines the term of stock options granted under the incentive plan, up to a maximum of ten years. Forfeitures are accounted for as they occur.

The Company accounts for stock-based compensation in accordance with ASC 718, Compensation — Stock Compensation. Stock-based compensation expense for restricted stock units is measured based on the grant-date fair value of the awards and recognized as expense over the requisite service period, which is generally the vesting period. The Company has elected to use the accelerated attribution method, under which each vesting tranche of an award is treated as a separate award and expensed over its respective vesting period. Compensation expense is recognized only for those awards expected to vest, with forfeitures estimated at the grant date and adjusted prospectively, if necessary.

The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option-pricing model. The Company lacks a sufficient history of company-specific historical and implied volatility information for its common stock. The Company therefore estimates its expected stock price volatility based on the historical volatility of publicly traded peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded stock price.

The expected term of all of the Company’s stock options has been determined utilizing the “simplified” method. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is based on the fact that the Company has never paid cash dividends on its common stock and does not expect to pay any cash dividends in the foreseeable future.

Income Taxes

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense.

The Company files income and franchise tax returns with the United States, Texas, and Ohio. Examinations by the United States and state tax authorities may include questioning the timing and amount of deductions, the nexus of income among various state and local tax jurisdictions and compliance with federal and state tax laws. As of March 31, 2026, all tax years since the 2021 inception year are subject to examination for U.S. federal and state purposes. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

In July 2025, the One Big Beautiful Bill Act (Public Law 119-21) was enacted. The Company recognized the income tax effects of the legislation in the period of enactment in accordance with ASC 740, which did not have a material impact on the Company’s financial statements. The Company continues to evaluate the impact of the legislation on future periods.

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. As of December 31, 2025 and 2024, the Company recognized an uncertain tax position of approximately $0.4 million and $0.2 million, respectively, reflected as a reduction of the Company’s gross deferred tax asset. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

The Company files income and franchise tax returns with the United States, Texas, and Ohio. Examinations by the United States and state tax authorities may include questioning the timing and amount of deductions, the nexus of income among various state and local tax jurisdictions and compliance with federal and state tax laws. As of December 31, 2025, all tax years since the 2021 inception year are subject to examination for U.S. federal and state purposes. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

In July 2025, the One Big Beautiful Bill Act (Public Law 119-21) was enacted. The Company recognized the income tax effects of the legislation in the period of enactment in accordance with ASC 740. The legislation did not have a material impact on the Company’s consolidated and combined financial statements for the year ended December 31, 2025. The Company will continue to evaluate the impact of the legislation on future periods.

Net income (Loss) per Common Stock

Net income (Loss) per Common Stock

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” Net (loss) per share of common stock is computed by dividing net (loss) by the weighted average number of shares of common stock outstanding for the period.

The calculation of diluted loss per share of common stock does not include potentially dilutive common stock equivalents if their inclusion would be anti-dilutive as of March 31, 2026 and 2025. As such, net loss per common stock is the same for basic and diluted loss per share for the three months ended March 31, 2026.

The following table presents potentially dilutive common stock equivalents that have been excluded from the calculation of dilutive loss per share as their inclusion would be anti-dilutive:

March 31, 2026
Holdback Shares	4,000
Warrants – Public	123,500
Warrants – Private	108,100
Warrants – Series A	508,857
Stock-based compensation – equity awards	6,000
Stock-based compensation – warrants	12,000
Total common stock equivalents excluded from dilutive loss per share	762,457

The following table presents potentially dilutive common stock equivalents that have been included in the calculation of dilutive income per share for the three months ended March 31, 2025, as their inclusion would be dilutive.

March 31, 2025
Stock-based compensation – equity awards	21,801
Total common stock equivalents included in dilutive income per share	21,801

Net (Loss) per Common Stock

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” Net (loss) per share of common stock is computed by dividing net (loss) by the weighted average number of shares of common stock outstanding for the period.

The calculation of diluted (loss) per share of common stock does not include potentially dilutive common stock equivalents if their inclusion would be anti-dilutive as of December 31, 2025 and 2024. As such, net (loss) per common stock is the same for basic and diluted loss per share for the year ended December 31, 2025 and 2024.

The following table presents potentially dilutive common stock equivalents that have been excluded from the calculation of dilutive loss per share as their inclusion would be anti-dilutive at December 31, 2025:

December 31, 2025
HBC Holdback Shares	4,000
Warrants – Public	123,500
Warrants – Private	108,100
Warrants – Series A	508,857
Stock-based compensation – equity awards	19,333
Stock-based compensation – warrants	12,000
Total common stock equivalents excluded from dilutive loss per share	775,790

The following table presents potentially dilutive common stock equivalents that have been excluded from the calculation of dilutive loss per share as their inclusion would be anti-dilutive at December 31, 2024:

December 31, 2024
HBC Holdback Shares	4,000
Warrants – Public	123,500
Warrants – Private	108,100
Warrants – Series A	167,976
Warrants – Series C	488,699
Warrants – Series D	244,349
HBC Earnout Shares	450,000
Total common stock equivalents excluded from dilutive loss per share	1,586,624

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in financial institutions, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on these accounts.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in financial institutions, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on these accounts.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair value is defined as the price that would be received for sale of an asset or paid to transfer of a liability, in an orderly transaction between market participants at the measurement date. US GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). See Note 13.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received for sale of an asset or paid to transfer of a liability, in an orderly transaction between market participants at the measurement date. US GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). See Note 13.

Equity-Linked Instruments

Equity-Linked Instruments

The Company evaluates all equity-linked contracts, including warrants and the Forward Purchase Agreement (“FPA”), to determine classification as either equity or liability in accordance with FASB ASC 480, Distinguishing Liabilities from Equity (“ASC 480”), and FASB ASC 815, Derivatives and Hedging (“ASC 815”). This assessment considers whether the instruments meet the fixed-for-fixed equity classification criteria and whether any provisions require liability treatment, including potential “net cash settlement” outside of the Company’s control. Instruments that qualify for equity classification are recorded as a component of additional paid-in capital, while those requiring liability classification are measured at fair value, with subsequent changes recorded in earnings. This assessment is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the FPA and warrants are outstanding.

Equity-Linked Instruments

The Company evaluates all equity-linked contracts, including warrants and the Forward Purchase Agreement (“FPA”), to determine classification as either equity or liability in accordance with FASB ASC 480, Distinguishing Liabilities from Equity (“ASC 480”), and FASB ASC 815, Derivatives and Hedging (“ASC 815”). This assessment considers whether the instruments meet the fixed-for-fixed equity classification criteria and whether any provisions require liability treatment, including potential “net cash settlement” outside of the Company’s control. Instruments that qualify for equity classification are recorded as a component of additional paid-in capital, while those requiring liability classification are measured at fair value, with subsequent changes recorded in earnings. This assessment is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the FPA and warrants are outstanding.

Warrants

Warrants

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all of the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. The Company accounts for the outstanding public warrants and private placement warrants (“Private Warrants”) issued in connection with Nubia’s initial public offering in 2022 as equity-classified instruments under ASC 815-40 since they qualify as being indexed to the company’s own stock for equity classification criteria and do not contain provisions that would require liability classification.

The Company accounts for the outstanding Series A issued in connection with the March 2024 private placement financing (the “PIPE Warrants”) as liability-classified instruments because certain settlement adjustments prevent them from meeting the fixed-for-fixed equity classification criteria under ASC 815-40. The Company utilizes the Black-Scholes options pricing model to determine the fair value of the Series A and Series B warrants, and a Monte Carlo simulation model to determine the fair value of the Series C and Series D warrants. The resulting fair value is recorded as a derivative liability on the condensed consolidated balance sheets, and with changes in the fair value of the PIPE Warrants recorded as a non-cash other income (expense) within change in fair value of derivative liabilities account on the Company’s condensed consolidated statements of operations.

Warrants

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all of the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. The Company accounts for the outstanding public warrants and private placement warrants (“Private Warrants”) issued in connection with Nubia’s initial public offering in 2022 as equity-classified instruments under ASC 815-40 since they qualify as being indexed to the company’s own stock for equity classification criteria and do not contain provisions that would require liability classification.

The Company accounts for the outstanding Series A issued in connection with the March 2024 private placement financing (the “PIPE Warrants”) as liability-classified instruments because certain settlement adjustments prevent them from meeting the fixed-for-fixed equity classification criteria under ASC 815-40. The Company utilizes the Black-Scholes options pricing model to determine the fair value of the Series A and Series B warrants, and a Monte Carlo simulation model to determine the fair value of the Series C and Series D warrants. The resulting fair value is recorded as a derivative liability on the consolidated and combined balance sheets, and with changes in the fair value of the PIPE Warrants recorded as a non-cash other income (expense) within change in fair value of derivative liabilities account on the Company’s consolidated and combined statements of operations.

Forward Purchase Agreement

Forward Purchase Agreement

The Company accounts for the FPA as either equity-classified or liability-classified instruments based on an assessment of the FPA specific terms and applicable authoritative guidance under FASB ASC 815, “Derivatives and Hedging” (“ASC 815”). The assessment considers whether the FPA meets all of the requirements for equity classification under ASC 815, including whether the FPA is indexed to the Company’s own common shares and whether the FPA holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment is conducted at the time of FPA issuance and as of each subsequent quarterly period end date while the FPA is outstanding.

The Company has determined that the FPA does not meet all of the criteria for equity classification under ASC 815, as the FPA fails the fixed-for-fixed test under ASC 815-40 due to the bi-weekly Reset Price mechanism, the Dilutive Offering Reset provision, and the VWAP Trigger Event, each of which creates variability in the settlement amount that is not purely a function of the Company’s own stock price. Accordingly, the FPA is classified as a liability-classified derivative instrument, recorded at fair value on the date of issuance and remeasured at fair value at each balance sheet date thereafter. The Company utilizes a Monte Carlo simulation model to determine the fair value of the FPA. The resulting fair value is recorded as a derivative liability on the condensed consolidated balance sheets. The Company records changes in the fair value of the FPA as a non-cash other income (expense) within change in fair value of derivative liabilities account on the Company’s condensed consolidated statements of operations.

Upon the issuance of shares in connection with the FPA, the Company recognizes (i) an increase to APIC measured at the fair value of the FPA at the time of share issuance, (ii) a corresponding stock subscription receivable of equal amount as a contra-equity component within stockholders’ equity (deficit), representing the present value of the consideration receivable for the shares issued, and (iii) a loss on issuance of common stock within Other Income (Expense) representing the difference between the face value of the stock subscription receivable and its present value at the issuance date. The discount between the face value and present value of the stock subscription receivable is accreted using the effective interest method over the remaining term of the FPA, with each period’s accretion recorded as an increase to both the stock subscription receivable and APIC within stockholders’ equity (deficit). The stock subscription receivable is presented as a reduction to total stockholders’ equity (deficit) and is relieved as Optional Early Termination proceeds are received from the Forward Purchase Investor.

Forward Purchase Agreement

The Company accounts for the FPA as either equity-classified or liability-classified instruments based on an assessment of the FPA specific terms and applicable authoritative guidance under FASB ASC 815, “Derivatives and Hedging” (“ASC 815”). The assessment considers whether the FPA meets all of the requirements for equity classification under ASC 815, including whether the FPA is indexed to the Company’s own common shares and whether the FPA holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment is conducted at the time of FPA issuance and as of each subsequent quarterly period end date while the FPA is outstanding.

The Company has determined that the FPA does not meet all of the criteria for equity classification under ASC 815, as the FPA fails the fixed-for-fixed test under ASC 815-40 due to the bi-weekly Reset Price mechanism, the Dilutive Offering Reset provision, and the VWAP Trigger Event, each of which creates variability in the settlement amount that is not purely a function of the Company’s own stock price. Accordingly, the FPA is classified as a liability-classified derivative instrument, recorded at fair value on the date of issuance and remeasured at fair value at each balance sheet date thereafter. The Company utilizes a Monte Carlo simulation model to determine the fair value of the FPA. The resulting fair value is recorded as a derivative liability on the consolidated and combined balance sheets. The Company records changes in the fair value of the FPA as a non-cash other income (expense) within change in fair value of derivative liabilities account on the Company’s consolidated and combined statements of operations.

Upon the issuance of shares in connection with the FPA, the Company recognizes (i) an increase to APIC measured at the fair value of the FPA at the time of share issuance, (ii) a corresponding stock subscription receivable of equal amount as a contra-equity component within stockholders’ equity (deficit), representing the present value of the consideration receivable for the shares issued, and (iii) a loss on issuance of common stock within Other Income (Expense) representing the difference between the face value of the stock subscription receivable and its present value at the issuance date. The discount between the face value and present value of the stock subscription receivable is accreted using the effective interest method over the remaining term of the FPA, with each period’s accretion recorded as an increase to both the stock subscription receivable and APIC within stockholders’ equity (deficit). The stock subscription receivable is presented as a reduction to total stockholders’ equity (deficit) and is relieved as Optional Early Termination proceeds are received from the Forward Purchase Investor.

Reverse Stock Split

Reverse Stock Split

On May 12, 2025, the Company effected a 1-for-50 reverse stock split of its common stock. As a result, each 50 shares of common stock issued and outstanding immediately prior to the reverse split were converted into one share of common stock. Additionally, this transaction resulted in a reclassification of $13,311 from common stock to additional paid-in capital during the three months ended March 31, 2025. The reverse stock split did not change the total number of authorized shares or the par value of the common stock. During the three month period ended June 30, 2025, the Company paid cash of approximately $460 to shareholders in lieu of issuing fractional shares.

In accordance with SEC Staff Accounting Bulletin Topic 4C, all share and per-share amounts in the accompanying condensed consolidated financial statements and notes have been retroactively adjusted to reflect the reverse stock split for all periods presented.

Reverse Stock Split

On May 12, 2025, the Company effected a 1-for-50 reverse stock split of its common stock. As a result, each 50 shares of common stock issued and outstanding immediately prior to the reverse split were converted into one share of common stock. Additionally, this transaction resulted in a reclassification of $13,311 from common stock to additional paid-in capital during the period ended March 31, 2025. The reverse stock split did not change the total number of authorized shares or the par value of the common stock. During the three month period ended June 30, 2025, the Company paid cash of approximately $460 to shareholders in lieu of issuing fractional shares.

In accordance with SEC Staff Accounting Bulletin Topic 4C, all share and per-share amounts in the accompanying consolidated and combined financial statements and notes have been retroactively adjusted to reflect the reverse stock split for all periods presented.

Recently Adopted Accounting Standards

Recently Adopted Accounting Standards

In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures,” to enhance disclosures for significant segment expenses for all public entities required to report segment information in accordance with ASC 280. The standard did not change the definition of a segment, the method for determining segments or the criteria for aggregating operating segments into reportable segments. The amendments are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Retrospective adoption is required for all prior periods presented in the financial statements. The Company adopted the amendment effective January 1, 2024 for annual reporting purposes. The adoption did not have a material impact to the Company’s financial statements or disclosures.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires disclosures of incremental income tax information within the rate reconciliation and expanded disclosures of income taxes paid, among other disclosure requirements. ASU 2023-09 is effective for the fiscal year beginning after December 15, 2024. Effective January 1, 2025, the Company adopted ASU 2023-09. The adoption of ASU 2023-09 did not have a material impact on the Company’s consolidated and combined financial statements. The adoption affected disclosures, such as expanded income tax disclosures, and did not impact the Company’s financial position, results of operations, or cash flows. See Note 11 — Income Taxes to the consolidated and combined financial statements for additional information.

Recently Issued Accounting Standards

Recently Issued Accounting Standards

In November 2024, the FASB issued ASU 2024-03, “Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses” to improve disclosures by providing more detailed information about the types of expenses in commonly presented expense captions. The guidance is effective for annual reporting periods beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the effect this standard will have on its condensed consolidated financial statements and related disclosures.

In December 2025, the FASB issued ASU 2025-10, “Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities,” which establishes comprehensive guidance under U.S. GAAP for the recognition, measurement, presentation, and disclosure of government grants received by business entities. The ASU is effective for public business entities for annual reporting periods beginning after December 15, 2028, and interim reporting periods within those annual reporting periods, with early adoption permitted. The Company is currently evaluating the effect this standard may have on its condensed consolidated financial statements and related disclosures in light of its government contract revenue activity.

Recently Issued Accounting Standards

In November 2024, the FASB issued ASU 2024-03, “Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses” to improve disclosures by providing more detailed information about the types of expenses in commonly presented expense captions. The guidance is effective for annual reporting periods beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the effect this standard will have on its consolidated and combined financial statements and related disclosures.

Other Current Assets	Other Current Assets The composition of other current assets was:
	March 31, 2026	December 31, 2025
Directors & officers insurance	447,329	76,166
Total other assets	447,329	76,166